Exploration and Evaluation Assets	12 Months Ended
Apr. 30, 2024
Disclosure Of Exploration And Evaluation Assets [Abstract]
Exploration and Evaluation Assets [Text Block]

7. Exploration and Evaluation Assets

a) Canam Alpine Ventures Ltd. - Panuco-Copala Property

On November 5, 2019, pursuant to a definitive share exchange agreement (the "Agreement") dated September 13, 2019, the Company acquired all of the issued and outstanding common shares of Canam Alpine Ventures Ltd.("Canam"), a private British Columbia company. Canam owns two subsidiaries in Mexico, Minera Canam S.A. DE C.V. and Operaciones Canam Alpine S.A. DE C.V. According to the Agreement, the Company agreed to pay the consideration of $45,000 cash and issue 6,000,000 common shares (issued) and 12,000,000 Milestone Shares on the occurrence of milestone events as follows:

- Milestone event 1:  Upon exercise of any defined options by Canam, the Company will issue 6,500,000 common shares (issued);

- Milestone event 2:   Upon definition of a resource greater than 200,000 gold equivalent ounces, the Company will issue 5,500,000 common shares (issued).

In addition, the Company issued 250,000 common shares at the closing of the transaction and agreed to issue an additional 250,000 common shares on each occurrence of Milestone event 1 and 2 for a total of 750,000 common shares as finders' fees. The Company recorded $296,250 and $12,344 as contingent consideration in relation to the two milestone events and related finder's fees, respectively, which represented its fair value at the date of acquisition and was classified as shares to be issued, representing the fair value at the date of acquisition of the fixed number of shares that are required to be issued based on the milestones. The contingent consideration will not be remeasured, and settlement is accounted for in equity. As of April 30, 2022, the milestones have occurred, and the shares have been issued. As a result, the full $308,595 of contingent consideration has been reversed.

On August 8, 2019, Canam entered into an option agreement with Minera Rio Panuco S.A. de C.V. ("Panuco") whereby the Company can earn a 100% interest in certain concessions and assets by spending USD$2,000,000 in exploration by the second-anniversary date of the agreement and paying a cumulative of USD$23,000,000. The option agreement was amended on May 6, 2020, to extend the schedule of Canam's payment and investment obligations for an additional one year and the Company paid USD$80,000 for the extension.

On September 9, 2019, Canam entered into an option agreement with Silverstone Resources S.A. de C.V. ("Copala") whereby the Company can earn a 100% interest in certain concessions and assets by spending USD$1,423,000 in exploration by the second-anniversary date of the agreement and paying a cumulative of USD$20,000,000. Certain claims of Copala are subject to a 3.0% net smelter royalty ("NSR") which can be brought down to 1.5% for 10% of the purchase price of those mining concessions.

On July 21, 2021, the Company signed a binding amending agreement (the "Panuco Amending Agreement") with Panuco and has executed a binding option exercise notice ("Copala Exercise Notice") with Copala, which together will constitute the acceleration and exercise of the Company's option to acquire 100% of the Panuco-Copala silver gold district ("Panuco District" or the "Project").

Under the Amending Agreement, Vizsla/Canam and Panuco have agreed to amend the terms of the original Panuco option agreement in order to accelerate the Company's exercise of its option on the Panuco property (the "Panuco Property"). Upon closing of the transactions contemplated by the Panuco Amending Agreement, Vizsla will acquire a 100% ownership interest in the Panuco Property (comprising 43 mining concessions with a combined surface area of 3,839 Ha) and the "El Coco" mill (the "Mill") in consideration for:

•	A cash payment of US$4,250,000 (paid) to Panuco upon signing of the Amending Agreement;
•
The issuance to Panuco of 6,245,902 common shares of Vizsla priced at $2.44 per share (for a total value of US$12,000,000) upon the completion of the transfer of the Panuco Property on or before August 10, 2021 (issued); and

•
A cash payment of US$6,100,000: US$250,000 was paid on August 19, 2021; US$850,000 was paid on February 1, 2022, for the mineral claims around the Coco mill. On May 6th, 2022, following the refurbishment and transfer of ownership of the mill, US$5,000,000 was paid.

The mineral concessions comprising the Panuco Property include the Napoleon vein corridor, which has seen the majority of Vizsla's exploration and are unencumbered by royalties.

Under the Copala Exercise Notice, Vizsla and Copala have agreed to amend the terms of the original Copala option agreement in order to accelerate the Company's exercise of its option on the Copala property (the "Copala Property"). A definitive agreement was signed on July 20, 2021 (the "Copala Amending Agreement" and, together with the Panuco Amending Agreement, the "Amending Agreements"). Upon closing of the transactions contemplated by the Copala Amending Agreement, Vizsla will acquire a 100% ownership interest in the Copala Property (comprising 64 mining concessions with a combined surface area of 5,547 Ha) in consideration for:

•	A cash payment of US$9,500,000 payable to Copala upon the completion of the transfer of the Copala Property on or before August 3, 2021 (paid); and
•	The issuance to Copala of 4,944,672 common shares of Vizsla priced at $2.44 per share upon the completion of the transfer of the Copala Property (issued).

 Costs related to the properties can be summarized as follows:

	Balance April 30, 2022	Additions	Balance April 30, 2023	Additions		Balance April 30, 2024
Acquisition costs
Cash	$19,744,301	$6,396,000	$26,140,301	$-		$26,140,301
Effective settlement of loans receivables	1,190,024	-	1,190,024	-		1,190,024
Shares	58,146,988	-	58,146,988	882,830	*	59,029,818
Subtotal	$79,081,313	$6,396,000	$85,477,313	$882,830		$86,360,143

	Balance April 30, 2022	Additions	Balance April 30, 2023	Additions		Balance April 30, 2024
Exploration costs
Analysis	$5,166,595	$3,135,842	$8,302,436	3,069,729		$11,372,165
Depreciation	23,951	53,711	77,662	94,996		172,658
Drilling	20,936,016	14,672,917	35,608,933	12,867,027		48,475,960
Ejido rights	421,243	-	421,243	-		421,243
Engineering consulting	671,537	512,516	1,184,053	47,252		1,231,305
Equipment	1,306,386	1,094,354	2,400,740	1,590,199		3,990,939
Field cost	4,342,210	1,711,210	6,053,420	2,754,630		8,808,050
Geological consulting	4,203,068	3,930,707	8,133,775	5,571,329		13,705,104
Geophysical survey	-	158,542	158,542	3,693		162,235
Geotech	-	-	-	182,599		182,599
GIS management	-	203,054	203,054	164,414		367,468
Land and reclamation fees	-	-	-	20,727		20,727
Maintenance	396,939	452,923	849,862	811,532		1,661,394
Metallurgical testing	-	-	-	134,005		134,005
Other consulting	-	-	-	42,760		42,760
Project development	-	-	-	5,391,840		5,608,277
Rent of land	239,695	146,953	386,648	-		386,648
Special project	-	-	-	43,408		43,408
Travel and miscellaneous	2,375,661	4,675,810	7,051,471	645,381		7,696,852
Subtotal	$40,083,301	$30,748,538	$70,831,839	$33,435,521		$104,267,360

	$119,164,614	$37,144,538	$156,309,152	$34,318,351		$190,627,503

Effect of change in exchange rate	(374,872)	6,797,445	6,422,573	11,656,418		18,078,991

Total	$118,789,742	$43,941,983	$162,731,725	$45,974,769		$208,706,494

* Shares addition during the year ended April 30, 2024, is related to the acquisition of El Richard – San Enrique claims.

The Company created a 100% owned subsidiary, Canam Royalties Mexico, S.A. de C.V. ("Canam Royalties") through Vizsla Royalty Corp., which is 100% owned by the Company. On February 23, 2022, Vizsla transferred 2% NSR on certain concessions and 0.5% NSR on certain concessions to Canam Royalties. On November 16, 2022, and January 30, 2023, Vizsla transferred 2% NSR on certain concessions to Canam Royalties. On Oct 13, 2023, Vizsla Royalty Corp.'s name was changed to Panuco Royalty Corp., and Vizsla Royalties Corp. was incorporated. Vizsla Royalties Corp. became a wholly owned subsidiary of the Company, and Panuco Royalty Corp. became its wholly owned subsidiary. There is no impact to the Company's consolidated Financial Statements and Consolidated Financial Statements.

On June 24, 2024, the Company completed the arrangement agreement to spin out Vizsla Royalties Corp. to shareholders under the Business Corporations Act (British Columbia) (Note 14).

Acquisition of El Richard - San Enrique claims

The Company entered into an asset purchase agreement (the "APA") dated March 5, 2024, with Inca Azteca Gold S.A.P.I. de C.V. ("Inca Azteca Gold") and the Company's wholly owned subsidiary, Minera Canam, S.A. de C.V. ("Minera Canam") pursuant to which the Company agreed to acquire, through Minera Canam, all of Inca Azteca Gold's right, title and interest in and to the mineral concessions (the "Acquisition"). The Acquisition includes two large claims comprising 10,667 hectares (the "El Richard - San Enrique claims" or "San Enrique prospect") located south and partially adjacent to the Company's Panuco project (the "Panuco Project" or "Panuco"). The San Enrique prospect is situated along the highly prospective Panuco - San Dimas corridor. All acquisition cost related to the San Enrique prospect will be summarized in Note 7a as part of the Panuco-Copala Property since the "El Richard - San Enrique claims" is now considered part of the Panuco project.

Pursuant to the APA, the Company has agreed to issue an aggregate of US$650,000 in common shares of the Company at the exchange rate and market price applicable on the effective date (April 15, 2024) (collectively, the "Consideration Shares") plus any applicable value added tax to Inca Azteca Gold (paid subsequently to April 30, 2024). For accounting purposes, the acquisition will be recorded as an exploration and evaluation asset, as defined in IFRS 6 Exploration for and Evaluation of Mineral Resources. The Acquisition was settled with equity and its fair value can be reliably providing using share price on the closing date of April 15, 2024, per IFRS 2 Share-based payment.

On May 3, 2024, subsequently to April 30, 2024, the Company issued to the Inca Azteca Gold 448,137 common shares of Vizsla priced at $1.97 per share (for a total value of $882,830 (US$650,000)) upon the completion of the transfer of the El Richard - San Enrique claims (Note 9g). The Company also paid $1,103,387 (US$805,143) for surface duties owed by Inca Azteca Gold to Governmental Entities concerning the mineral concessions subsequently to April 30, 2024.

The Consideration Shares are subject to a four-month hold period pursuant to applicable Canadian securities laws and Inca Azteca Gold has agreed to voluntary resale restrictions, whereby 12.5% of the Consideration Shares will become free trading on the date that is four months and one day from the effective date and an additional 12.5% will become free trading every three months thereafter.

b) Acquisition of Goanna Resources, S.A.P.I. de C.V (La Garra claims)

The Company has entered into an agreement to acquire the past-producing La Garra-Metates district ("La Garra") situated in the heart of the silver-gold-rich Panuco - San Dimas corridor. As of April 30, 2024, and July 18, 2024, the transaction was not closed.

The Company entered into a share purchase agreement (the "SPA") dated March 27, 2024, with Exploradora Minera La Hacienda S.A. de C.V. and Manuel de Jesus Hernandez Tovar (collectively, the "Sellers") pursuant to which the agreed to acquire (the "Acquisition") all of the outstanding shares of Goanna Resources, S.A.P.I. de C.V. ("Goanna Resources"), a private Mexican corporation, from the Sellers. Goanna Resources is the owner of the La Garra-Metates District. Pursuant to the SPA, the Company has agreed to make cash payments in an aggregate of US$3,075,000 in cash (collectively, the "Cash Payments") and issue an aggregate of 5,555,555 common shares in the capital of the Company (collectively, the "La Garra Consideration Shares") to the Sellers. Also, the Company agreed to pay tenement taxes owed by Goanna Goanna Resources to Governmental Entities concerning the mineral concessions in the amount of US$1,606,500.

Cash Payments will be made, and the La Garra Consideration Shares will be issued over a period of 24 months from closing.

In US$	Cash	Shares (ii)
	$
Signing of nonbinding LOI (i)	100,000
Closing of the transaction	-	257,937
3 months from effective date	150,000	476,190
6 months from effective date	275,000	535,714
9 months from effective date	225,000	595,238
12 months from effective date	350,000	714,286
15 months from effective date	300,000	833,333
18 months from effective date	375,000	952,381
24 months from effective date	1,300,000	1,190,476
	3,075,000	5,555,555

(i) Paid on January 18, 2024.

(ii) Deemed share price is determined based on the greater of the volume weighted average price of Vizsla shares on the NYSE over the period of 45 consecutive trading days ending on the date prior to the execution date (March 27, 2024) and the market price.

For accounting purposes, the acquisition will be recorded as an asset acquisition as Goanna Resources did not meet the definition of a business, as defined in IFRS 3 Business Combinations.

The Company made two payments prior to April 30, 2024: $135,050 (US$100,000) on January 18, 2024, upon signing a non-binding letter of intent, and $1,095,768 (US$810,000) on March 6, 2024, as deferred payments to the Sellers to pay tenement taxes owed by Goanna Resources to Governmental Entities concerning the mineral concessions. Since the transaction had not closed as of April 30, 2024, these payments were classified as deferred payments on the Consolidated Statements of Financial Position. Deferred payments also include $24,697 of legal fees and other transaction costs incurred in relation to the acquisition.

The acquisition is subject to closing conditions, including the approval of the TSX Venture Exchange and the NYSE.